Taxes - Schedule of Loss Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loss Before Income Taxes [Abstract]
Non-PRC operations	$ (5,426,050)	$ (1,822,828)
PRC operations	1,458,049	(610,615)
Loss before income taxes	$ (3,968,001)	$ (2,433,443)	$ (3,583,647)